AS FILED WITH THE SECURITIES
                             AND EXCHANGE COMMISSION
                                   ON 01/04/99


                               FILE NOS: 811-8058
                                    33-69798

                       SECURITIES AND EXCHANGE COMMISSION
                       ----------------------------------
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       [ ]
Pre-Effective Amendment No.                                   [ ]
Post-Effective Amendment No.                                  [3]

and

REGISTRATION STATEMENT UNDER
THE INVESTMENT COMPANY ACT OF 1940                            [ ]
Amendment No.                                                 [3]

                        (Check appropriate box or boxes.)

                         THE NOAH INVESTMENT GROUP, INC.
                         -------------------------------
               (Exact name of Registrant as Specified in Charter)

                               975 Delchester Road
                            Newtown Square, PA 19073
                            ------------------------
                     (Address of Principal Executive Office)

               Registrant's Telephone Number, including Area Code:
                                  215-651-0460
                                  ------------

             WILLIAM L. VAN ALEN, JR., ESQUIRE, 975 DELCHESTER ROAD
                     NEWTOWN SQUARE, PA 19073 - 215-651-0460
                     ---------------------------------------
                     (Name and Address of Agent for Service)


                     Please send copy of communications to:
                             DAVID D. JONES, ESQUIRE
                            518 Kimberton Road, # 134
                        Phoenixville, Pennsylvania 19460
                                  610-718-5381
                                  ------------

Approximate Date of Proposed Public Offering: As soon as practicable following effective date.

It is proposed that this filing will become effective (check appropriate box):


/ /  immediately upon filing pursuant to paragraph (b)
/ /  on (date) pursuant to paragraph (b)
/ /  60 days after filing pursuant to paragraph (a)(1)
/X/  on March 1, 1999 pursuant to paragraph (a)(3)
/ /  75 days after filing pursuant to paragraph (a)(2)
/ /  on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

/ / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Registrant declares hereby that an indefinite number or amount of its securities has been registered by this Registration Statement.


A Rule 24f-2 Notice for the year ended October 31, 1998 was filed on December 31, 1998.


TOTAL NUMBER OF PAGES _____
EXHIBIT INDEX BEGINS
ON PAGE               _____

                                  THE NOAH FUND

                              CROSS-REFERENCE SHEET
                            (As required by Rule 495)


ITEM NO. ON FORM N-1A                       CAPTION OR SUBHEADING IN PROSPECTUS
---------------------                       -----------------------------------
                                            OR STATEMENT OF ADDITIONAL INFORMATION
                                            --------------------------------------

PART A - INFORMATION REQUIRED IN PROSPECTUS
-------------------------------------------
1.  Front and Back Cover Pages.             Cover Page; Back Cover Page

2.  Risk/Return Summary: Investments,       Risk/Return Summary; Financial Highlights;
    Risks, and Performance.                 Fees and Expenses

3.  Risk/Return Summary/ Fee Table.         Fees and Expenses

4.  Investment Objectives, Principal        Risk/Return Summary; Investment Objectives
    Investment Strategies, and Related      and Policies, Risk Factors
    Risks

5.  Management's Discussion of              Not covered in Prospectus.  Included in Annual
    Fund Performance                        Report of Fund, dated October 31, 1998.

6.  Management, Organization and            The Noah Investment Group; Management of the
    Capital Structure                       Fund; Fund Service Providers; General Information

7.  Shareholder Information                 Investing in the Noah Fund; How to Sell (Redeem)
                                            Your Shares; Distribution Fee;  Federal Taxes; General
                                            Information; Brokerage Allocation; Dividends and
                                            Distributions; Shareholder Services

8.  Distribution Arrangements               Distribution Fee; Brokerage Allocation

9.  Financial Highlights Information        Financial Highlights


PART B. STATEMENT OF ADDITIONAL INFORMATION
-------------------------------------------

10. Cover Page and Table of Contents        Cover Page; Table of Contents

11. Fund History                            Not covered in Statement of Additional
                                            Information (covered under Item 6 of
                                            Part A)

12. Description of the Fund and its         Investment Objective and Policies
    Investments and Risks

13. Management of the Fund.                 Investment Management Services; Sub-Adviser
                                            Management of the Fund;  Directors and Officers
                                            Of the Fund

14. Control Persons and Principal           Directors and Officers; Principal Holders of
    Holders of Securities.                  Securities

15. Investment Advisory and other           Management Services;  Sub-Adviser;
    Investment Services.

16. Brokerage Allocation and Other
    Practices.                              Special Investor Services

17. Capital Stock and Other                 Taxes, Dividends, and Capital Gains Securities.

18. Purchase, Redemption and Pricing        Purchase and Redemption of Shares
    of Securities Being Offered

19. Taxation of the Fund.                   Taxes, Dividends, and Capital Gains

20. Underwriters                            Fund Service Providers
    and Transfer Agents

21. Calculations of Performance Data.       Financial Statements; Additional Performance
                                            Information for the Fund

22. Financial Statements                    Financial Statements.

PART C
------

Information required to be included in PART C is set forth under the appropriate Item, so numbered, in PART C of the Registration Statement.
--------------------------------------------------------------------------------

                                     PART A

                                   PROSPECTUS
                               Dated March 1, 1999

                                  The Noah Fund
                                  (the "Fund")
                 A Portfolio of the Noah Investment Group, Inc.

The Fund's investment objective is to achieve capital growth while protecting invested capital (adjusted for inflation), and current income. The Fund is offered by The Noah Investment Group, Inc. (the "Company"), an open-end, diversified management investment company.

The Fund will not invest in any business, or in the securities of any business, that is engaged, either directly or through a subsidiary, in the alcoholic beverage, tobacco, pornographic and/or gambling industries, nor will the Fund invest in any company that is in the business of aborting life before birth.

The Fund is a No-Load Fund. This means that 100% of your initial investment is invested in shares of the Fund. The Fund charges an ongoing Rule 12b-1 fee which will not exceed 0.25% annually on balances held in the Fund.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A FEDERAL CRIME.
--------------------------------------------------------------------------------

                                TABLE OF CONTENTS

Risk/Return Summary
Fees And Expenses
Investment Objectives And Policies
Risk Factors
Investing In The Noah Fund
How To Sell (Redeem) Shares
Shareholder Services
Dividends and Distributions
The Noah Investment Group
Management of the Fund
Brokerage Allocation
Fund Service Providers
Federal Taxes
General Information
Distribution Fee
Financial Highlights

--------------------------------------------------------------------------------

                               RISK/RETURN SUMMARY

The Fund is a No-Load Fund whose investment objective is capital growth, consistent with the preservation of invested capital (adjusted for inflation), and current income..

The Company's Management believes that it is consistent with Judeo-Christian Principals for the Fund to take a moral stance with respect to its investments. Accordingly, as a matter of fundamental policy, the Fund will not invest in any business, or in the securities of any business, that is engaged, either directly or through a subsidiary, in the alcoholic beverage, tobacco, pornographic and/or gambling industries, nor will the Fund invest in any company that is in the business of aborting life before birth.

The Fund seeks to achieve its objective by investing primarily in a diversified portfolio of common stocks of large capitalization companies (one billion dollars or more) that qualify under the Fund's screening criteria described above.

The principal risks of investing in the Fund are:

1. You may lose money by investing in the Fund. The Fund invests in common stock, so the Fund will be subject to the risks associated with common stocks, including price volatility and the creditworthiness of the issuing company. The stock market trades in a cyclical price pattern, with prices generally rising or falling over time. These cyclical periods may last for a significant period of time.

2. The Fund is also subject to the risk that the sub-adviser will not be successful in managing the Fund's portfolio. The sub-adviser will manage the portfolio subject to Polestar Management Company's supervision and will make decisions on buying, selling or holding portfolio securities based upon the sub-adviser's skills in interpreting the available economic, financial and market data.

3. The Fund is also subject to risks associated with its philosophical restrictions on investing in certain kinds of companies. If the Fund has invested in a company that is later discovered to be in violation of the Fund's investment policies, the liquidation of that security will be required, which could result in a loss to the Fund.

The Fund is appropriate for investors who want:
     o Capital appreciation and are willing to accept moderate stock market volatility.
     o Asset investment within the context of conservation of capital as adjusted for inflation.
     o    Current income.

The bar chart and table below help show the returns and risks of investing in the Fund. They show changes in the Fund's yearly performance over the lifetime of the Fund. They also compare the Fund's performance to the performance of the S&P 500 Index** during each period. You should be aware that the Fund's past performance may not be an indication of how the Fund will perform in the future.

PERFORMANCE BAR
CHART AND TABLE
YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31

7.62%                      33.57%                    52.77%

                                                     ---------
                           -------                   ---------
                           -------                   ---------
-----                      -------                   ---------
--------------------------------------------------------------------------------
May17, 1996*               Year Ended                Year Ended
Through                    December 31, 1997         December 31, 1998
December 31, 1996

                         Best Quarter:     Q 4  1998        35.95%
                         Worst Quarter:    Q 3  1998        -8.84%

The Fund's annualized total return for its fiscal year ending on October 31, 1998 was 25.84%. The total return for the S&P 500 Index for that same time period was 24.97%

Average Annual Total Returns (For Periods ending on December 31, 1998)
----------------------------------------------------------------------

                           Past One         Since Inception
                           Year             (May 17, 1996)
                           --------------------------------
The Fund                   52.77%           17.3%
S&P 500 Index              28.14%           26.1%

*The Fund's Inception Date
** The S&P 500 Index is a widely recognized, unmanaged index of the 500 largest capitalization companies in the United States. The Index assumes reinvestment of all dividends and distributions and does not reflect any asset-based charges for investment management or other expenses.

                                FEES AND EXPENSES

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Shareholder Transaction Expenses:
---------------------------------

Maximum Sales Charges Imposed on Purchases                    NONE
(as a percentage of offering price)
Maximum Deferred Sales Charges                                NONE
(as a percentage of offering price)
Maximum Sales Charges Imposed
On Reinvested Dividends                                       NONE
(as a percentage of net asset value)
Redemption Fees                                               NONE*
(as a percentage of amount redeemed)
Exchange Fees                                                 NONE

*You will be charged a fee of $10 on redemptions paid by wire transfer.

Annual Fund Operating Expenses:  (expenses that are deducted from Fund assets)
-------------------------------

This table sets out the regular operating expenses that are paid out of the Fund's average daily assets. These fees are used to pay for services such as the investment management of the Fund, maintaining shareholder records and furnishing shareholder statements.

Management Fees.                                              1.00%
12b-1 Fees.                                                   0.25%
Other Expenses                                                0.50%
                                                              -----
Total Fund Operating Expenses.                                1.75%

Example: This example is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

One Year          Three Years         Five Years          Ten Years
--------          -----------         ----------          ---------
$178.00             $551.00             $949.00           $2,062.00

The above example does not include the $10 fee that you would have to pay if you redeemed your shares by wire transfer. Because the Fund does not charge a redemption fee except for wire transfers, you would pay the same fees set forth above even if you did not redeem your shares.

The Fund's Adviser has agreed to waive receipt of its fees and/or assume certain expenses of the Fund, to the extent possible, to insure that the Fund's total expenses do not exceed 1.75% annually. If the Advisor waives fees or assumes expenses of the Fund, such actions would have the effect of lowering the expense ratio and increasing the yield to investors. Also, the Fund is required by law to use a 5% assumed annual rate of return in the example. The Fund's actual annual rate of return may be higher or lower than the example.

                       INVESTMENT OBJECTIVES AND POLICIES

Common Stock
------------
The Fund seeks to realize capital appreciation by investing in a diversified portfolio of common stocks of large capitalization companies (one billion dollars or more). Be aware that, when selecting companies for the Fund, no company can be included in the Fund's portfolio unless it satisfies the Funds' moral criteria. Subject to those restrictions, in the Adviser's opinion, large capitalization companies are advantageously positioned to achieve superior long-term asset value and earnings growth for the following reasons:

1. Large capitalization companies typically are able to better realize the results of company research and new product development,

2. Large capitalization companies typically are better able to dedicate more of their resources to capital spending and market expansion,

3. Large capitalization companies typically have greater resources and more management depth to allow these companies to achieve significant presence in their chosen markets.

The Fund's sub-adviser, under the direction of the Adviser, will choose stocks for the Fund. The sub-adviser's choices are always subject to the fundamental moral philosophy of the Fund, and no stock will be purchased for the Fund that knowingly violates that philosophy. The sub-adviser makes its choices based, in part, on the sub-adviser's analysis of broad macroeconomic and political factors such as inflation, interest rates, tax developments and currency rates.

The sub-adviser also conducts extensive fundamental security analysis to develop earnings forecasts and to identify attractive investment opportunities relative to market valuation. Individual companies are scrutinized concerning their individual growth prospects and their competitive positions within their respective industries. Individual company analysis focuses upon the outlook for sales, profit margins, returns on capital, cash flow and earnings per share.

Money Market Instruments
------------------------
During periods when the Fund's adviser deems it advisable for the Fund to be in a defensive posture, the Fund may invest, without limit, in "money market instruments," a term that includes, among other things, bank obligations (which include U.S. Dollar denominated certificates of deposit, bankers acceptances and time deposits issued or supported by the credit of U.S. or foreign banks or savings institutions having total assets at the time of purchase in excess of $1 billion), commercial paper, obligations of the U.S. Government, its agencies and instrumentalities, and repurchase agreements backed by U.S. Government securities.

                                  RISK FACTORS

You may lose money by investing in the Fund. The likelihood of loss is greater if you invest for a shorter period of time. The value of the Fund's investments will vary from day-to-day, reflecting changes in market conditions, interest rates and other company, political, and economic news. Over the short-term, stock prices can fluctuate dramatically in response to these factors. However, over longer time periods, stocks, although more volatile, have historically shown greater growth potential than other investments. There is no assurance that the Fund can achieve its investment objective, since all investments are inherently subject to market risk.

                           INVESTING IN THE NOAH FUND

Opening And Adding To Your Account
----------------------------------
You can invest directly in the Fund in a number of ways. Simply choose the one that is most convenient for you. Any questions you may have can be answered by calling 1-800-794-NOAH. You may also purchase Fund shares through broker-dealers or other financial organizations.

Payments for Fund shares should be in U.S. dollars, and in order to avoid fees and delays, should be drawn on a U.S. bank. Please remember that Fund management reserves the right to reject any purchase order for Fund shares. Your purchase of Fund shares is subject to the following minimum investment amounts:

Minimum Investment                  To Open Account       Additional Investments
                                    ---------------       ----------------------
Regular Account                         $1,000                    $50
IRAs                                      $500                    $50
Non-Working Spousal
IRA (1)                                   $250                    $50
IRA Rollovers                           $1,000                    $50
401(k) Plans, Qualified
Retirement Plans and
SEP-IRAs                                $1,000                    $50

(1)  A regular IRA must be opened first.

                 TO OPEN AN ACCOUNT                 TO ADD TO ACCOUNT

By Mail          Complete an Account                Make your check payable to
                 Registration Form, make            The Noah Fund and mail
                 a check payable to The             it to the address at left.
                 Noah Fund and mail the
                 Form and check to The Noah         Please include your account
                 Investment Group, Inc.,            number on your check.
                 or by overnight courier,
                 send to 555 North Lane,            Or use the convenient form
                 Suite 6160, Conshohocken           attached to your regular
                 PA, 19428.                         Fund statement.

By Wire          Ask your bank to wire funds        Ask your bank to wire immediately
                 to Account of                      available funds to the location described
                 First Union National Bank, N.A.    at the left, except that the wire should
                 ABA#: 031201467                    note that it is to make a subsequent
                 Credit: The Noah Investment        purchase rather than to open
                 Group, Inc.                        a new account.
                 Account #: 5014199596610
                 Further credit:  The Noah Fund.
                 The wire should state that the     Include your name and
                 Fund purchase is to be in your     account number.
                 name(s).

                 The wire should state that you
                 are opening a new Fund account.

                 Include your name(s), address and
                 taxpayer identification  number
                 or Social Security number and the
                 name of the Fund in which you are
                 purchasing shares.

                 Call 1-800-794-NOAH to inform us
                 that a wire is being sent.

By               Telephone transactions may         Call 1-800-794-NOAH to make
Tele-            not be used for initial purchases  your purchase.
Phone            If you want to make
Purchases        subsequent transactions via
trans-           telephone, please select this
ferring          service on your account
money            Registration Form.
from
your
checking,
NOW or
bank
money
market
account.

You may call 1-800-794-NOAH, 24 hours a day to receive voice recorded price information.

The Noah Investment Group wants you to be kept current regarding the status of your account in the Fund. To assist you, the following statements and reports will be sent to you:

Confirmation Statements      After every transaction that affects your
                             account balance or your account registration.

Account Statements           Quarterly.

Financial Reports            Semi-annually -- to reduce Fund expenses, only
                             one copy of the Fund report will be mailed to each taxpayer identification number even if you have more than one account in the Fund.

Purchase By Mail
----------------
Your purchase order, if in proper form and accompanied by payment, will be processed upon receipt by Declaration Service Company, the Fund's Transfer Agent. If the Transfer Agent receives your order and payment by the close of regular trading on the Exchange (currently 4:00 p.m. East Coast time), your shares will be purchased at the Fund's net asset value calculated at the close of regular trading on that day. Otherwise, your shares will be purchased at the net asset value determined as of the close of regular trading on the next business day.

The Company does not consider the U.S. Postal Service or any other independent delivery service to be its agent. Therefore, deposit in the mail or with such services, or receipt at Declaration Service Company's Post Office Box, of purchase applications or redemption requests does not constitute receipt by the Custodian or the Fund. Do not mail letters by overnight courier to the post office box address. Correspondence mailed by overnight courier should be sent to the Fund at:

                    Declaration Service Company
                    555 North Lane, Suite 6160
                    Conshohocken, PA  19428

All applications to purchase shares of the Fund are subject to acceptance or rejection by authorized officers of the Company and are not binding until accepted. Applications will not be accepted unless they are accompanied by payment in U.S. funds. Payment must be made by check or money order drawn on a U.S. bank, savings & loan or credit union. The Custodian will charge a $20.00 fee against your account, in addition to any loss sustained by the Fund, for any payment check returned to the Custodian for insufficient funds. The Company reserves the right to refuse to accept applications under circumstances or in amounts considered disadvantageous to shareholders. If you place an order for Fund shares through a securities broker, and you place your order in proper form before 4:00 p.m. East Coast time on any business day in accordance with their procedures, your purchase will be processed at the public offering price calculated at 4:00 p.m. on that day, if the securities broker then transmits your order to the Transfer Agent before the end of its business day (which is usually 5:00 p.m. East Coast time). The securities broker must send to the Transfer Agent immediately available funds in the amount of the purchase price within three business days for the order.

By Financial Service Organization
---------------------------------
If you are a client of a securities broker or other financial organization, you should note that such organizations may charge a separate fee for administrative services in connection with investments in Fund shares and may impose account minimums and other requirements. These fees and requirements would be in addition to those imposed by the Fund. If you are investing through a securities broker or other financial organization, please refer to its program materials for any additional special provisions or conditions that may be different from those described in this Prospectus (for example, some or all of the services and privileges described may not be available to you). Securities brokers and other financial organizations have the responsibility of transmitting purchase orders and funds, and of crediting their customers' accounts following redemptions, in a timely manner in accordance with their customer agreements and this Prospectus.

Telephone Purchases
-------------------
In order to be able to purchase shares by telephone, your account authorizing such purchases must have been established prior to your call. Your initial purchase of shares may not be made by telephone. Shares purchased by telephone will be purchased at the per share net asset value determined at the close of business on the day that the transfer agent receives payment through the Automatic Clearing House. Call the Transfer Agent for details.

You may make purchases by telephone only if you have an account at a bank that is a member of the Automated Clearing House. Most transfers are completed within three business days of your call. To preserve flexibility, the Company may revise or eliminate the ability to purchase Fund shares by phone, or may charge a fee for such service, although the Company does not currently expect to charge such a fee.

Declaration Service Company, the Fund's transfer agent, employs certain procedures designed to confirm that instructions communicated by telephone are genuine. Such procedures may include, but are not limited to, requiring some form of personal identification prior to acting upon telephonic instructions, providing written confirmations of all such transactions, and/or tape recording all telephonic instructions. Assuming procedures such as the above have been followed, neither Declaration Service Company nor the Fund will be liable for any loss, cost, or expense for acting upon telephone instructions that are believed to be genuine. The Company shall have authority, as your agent, to redeem shares in your account to cover any such loss. As a result of this policy, you will bear the risk of any loss unless the Fund has failed to follow procedures such as the above. However, if the Fund fails to follow such procedures, it may be liable for such losses.

Wire Purchases
--------------
If you purchase Fund shares by wire, you must complete and file an Account Registration Form with the Transfer Agent before any of the shares purchased can be redeemed. You should contact your bank (which will need to be a commercial bank that is a member of the Federal Reserve System) for information on sending funds by wire, including any charges that your bank may make for these services.

Miscellaneous Purchase Information
----------------------------------
Federal regulations require that you provide a certified taxpayer identification number whenever you open or reopen an account. Congress has mandated that if any shareholder fails to provide and certify to the accuracy of the shareholder's social security number or other taxpayer identification number, the Company will be required to withhold a percentage, currently 31%, of all dividends, distributions and payments, including redemption proceeds, to such shareholder as a backup withholding procedure.

For economy and convenience, share certificates will not be issued.

The public offering price for shares of The Noah Fund is based upon the Fund's net asset value per share. Net asset value per share is calculated by adding the value of Fund investments, cash and other assets, subtracting Fund liabilities, and then dividing the result by the number of shares outstanding. The assets of the Fund are valued at market value or, if market quotes cannot be readily obtained, fair value is used as determined by the Board of Directors. The net asset value of the Fund's shares is computed on all days on which the New York Stock Exchange is open for business at the close of regular trading hours on the Exchange, currently 4:00 p.m. East Coast time.

                        HOW TO SELL (REDEEM) YOUR SHARES

You may sell (redeem) your shares at any time. You may request the sale of your shares either by mail, by telephone or by wire.

By Mail
-------
Sale requests should be mailed via U.S. mail or overnight courier service to:

          Declaration Service Company
          555 North Lane, Suite 6160
          Conshocken, PA  19428

The selling price of the shares being redeemed will be the Fund's per share net asset value next calculated after receipt of all required documents in Good Order. Payment of redemption proceeds will be made no later than the third business day after the valuation date unless otherwise expressly agreed by the parties at the time of the transaction.

Good Order means that the request must include:

1.   Your account number.

2. The number of shares to be sold (redeemed) or the dollar value of the amount to be redeemed.

3. The signatures of all account owners exactly as they are registered on the account.

4.   Any required signature guarantees.

5. Any supporting legal documentation that is required in the case of estates, trusts, corporations or partnerships and certain other types of accounts.

Signature Guarantees --
-----------------------
A signature guarantee of each owner is required to redeem shares in the following situations, for all size transactions:

(i)   if you change the ownership on your account;
(ii) when you want the redemption proceeds sent to a different address than is registered on the account;
(iii) if the proceeds are to be made payable to someone other than the account's owner(s);
(iv)  any redemption transmitted by federal wire transfer to your bank; and
(v) if a change of address request has been received by the Company or Declaration Service Company within 15 days previous to the request for redemption.

In addition, signature guarantees are required for all redemptions of $2,500 or more from any Fund shareholder account. A redemption will not be processed until the signature guarantee, if required, is received in Good Order.

Signature guarantees are designed to protect both you and the Fund from fraud. To obtain a signature guarantee, you should visit a bank, trust company, member of a national securities exchange or other broker-dealer, or other eligible guarantor institution. (Notaries public cannot provide signature guarantees.) Guarantees must be signed by an authorized person at one of these institutions, and be accompanied by the words "Signature Guarantee."

By Telephone
------------
You may redeem your shares in the Fund by calling the Transfer Agent at 1-800-794-NOAH if you elected to use telephone redemption on your account application when you initially purchased shares. Redemption proceeds must be transmitted directly to you or to your pre-designated account at a domestic bank. You may not redeem by telephone if a change of address request has been received by the Company or Declaration Service Company within 15 days previous to the request for redemption. During periods of substantial economic or market changes, telephone redemptions may be difficult to implement. If you are unable to contact the Transfer Agent by telephone, shares may be redeemed by delivering the redemption request in person or by mail. You should understand that with the telephone redemption option, you may be giving up a measure of security that you might otherwise have had were you to redeem your shares in writing. In addition, interruptions in telephone service may mean that you will be unable to effect a redemption by telephone if desired.

Shares purchased by check for which a redemption request has been received will not be redeemed until the check or payment received for investment has cleared.

By Wire
-------
You may request the redemption proceeds be wired to your designated bank if it is a member bank or a correspondent of a member bank of the Federal Reserve System. A $10 fee is charged for outgoing wires.

Redemption At The Option Of The Fund
------------------------------------
If the value of the shares in your account falls to less than $500, the Company may notify you that, unless your account is increased to $500 in value, it will redeem all your shares and close the account by paying you the redemption proceeds and any dividends and distributions declared and unpaid at the date of redemption. You will have thirty days after notice to bring the account up to $500 before any action is taken. This minimum balance requirement does not apply to IRAs and other tax-sheltered investment accounts. This right of redemption shall not apply if the value of your account drops below $500 as the result of market action. The Company reserves this right because of the expense to the Fund of maintaining very small accounts.

                              SHAREHOLDER SERVICES

Automatic Investment Plan
-------------------------
You may select the Automatic Investment Plan. Under this option, sums will be moved from your local bank checking account to your Fund Account on a periodic basis; i.e., monthly or quarterly. If you wish to create an Automatic Investment Plan, complete the Automatic Investment Plan form (page ____) and return the form and a voided blank check from your local bank checking account to the Transfer Agent. You must allow three weeks for the Transfer Agent to confirm that electronic transfers can be made before you make the first transfer. Check with your bank to make sure that it is a participant in the Automated Clearing House system. The minimum amount that may be invested under the Plan periodically is $50.00.

For information and assistance concerning the Automatic Investment Plan, please call the Investor Service Department at 1-800-794-NOAH.

Dollar Cost Averaging is a useful method for investing in a portfolio of securities such as the Fund where the price per share fluctuates. Instead of trying to time market performance, a fixed dollar amount is invested in Fund shares at predetermined intervals. In order to be effective, Dollar Cost Averaging should usually be followed on a sustained, consistent basis. While regular investment plans do not guarantee a profit and will not protect you against loss in a declining market, they can be a good way to invest for retirement, a home, educational expenses, and other long-term financial goals.

You may cancel your Automatic Investment Plan or change the amount of your periodic payments at any time by mailing written notification of such cancellation or change to the Transfer Agent at 555 North Lane, Suite 6160, Conshohocken, PA 19428 or by calling Declaration Service Company at 1-800-794-NOAH.

Retirement Plans
----------------
Retirement plans may provide you with a method of investing for your retirement by allowing you to exclude from your taxable income, subject to certain limitations, the initial and subsequent investments in your plan and also allowing such investments to grow without the burden of current income tax until monies are withdrawn from the plan. Contact your investment professional or call the Fund at 1-800 794 NOAH to receive information concerning your options.

                           DIVIDENDS AND DISTRIBUTIONS

Dividends paid by the Fund are derived from its net investment income. Net investment income will be distributed at least annually. The Fund's net investment income is made up of dividends received from the stocks it holds, as well as interest accrued and paid on any other obligations that might be held in its portfolio.

The Fund realizes capital gains when it sells a security for more than it paid for it. The Fund may make distributions of its net realized capital gains (after any reductions for capital loss carryforwards), generally, once a year.

Unless you elect to have your distributions paid in cash, your distributions will be reinvested in additional shares of the Fund. You may change the manner in which your dividends are paid at any time by writing to Declaration Service Company, 555 North Lane, Suite 6160, Conshocken, PA 19428.

                            THE NOAH INVESTMENT GROUP

The Noah Investment Group was organized on December 16, 1992 as a Maryland corporation, and is a mutual fund of the type known as an open-end, diversified management investment company. It did not begin operations until 1996 nor commence offering its shares until that time. A mutual fund permits an investor to pool his or her assets with those of others in order to achieve economies of scale, take advantage of professional money managers and enjoy other advantages traditionally reserved for large investors. It is authorized to issue 500,000,000 shares of .001 cent par value common capital stock. The Noah Investment Group's Articles of Incorporation permits its Board of Directors to classify any unissued shares into one or more classes of shares. The Board has authorized the issuance of 250,000,000 shares of The Noah Fund which are currently being offered. The Fund shares are fully paid and non-assessable. They are entitled to such dividends and distributions as may be paid with respect to the shares and shall be entitled to such sums on liquidation of the Fund as shall be determined. Other than these rights, they have no preference as to conversion, exchange, dividends, retirement or other features and have no preemption rights.

Shareholder meetings will not be held unless required by Federal or State law or in connection with an undertaking given by the Fund (See Statement of Additional Information).

                             MANAGEMENT OF THE FUND

The business affairs of the Fund are managed under the general supervision of a Board of Directors.

Investment Adviser
------------------
Polestar Management Company, 975 Delchester Road, Newtown Square, PA 19073 ("Polestar Management") serves as the Fund's manager and is responsible for the management of the Fund's business affairs. Under the terms of the Management Agreement, Polestar Management, for the fee described below, manages, or arranges for the management of, the investment and reinvestment of the assets contained in the Fund's portfolio and the review, supervision and administration of the Fund's investment program. Polestar Management also provides administrative services to the Fund. Polestar Management has secured the services of Geewax Terker & Company as sub-adviser. See "Sub-Investment Adviser," p. __. Polestar Management is responsible to The Noah Investment Group's Board of Directors.

Polestar Management will receive a fee, payable monthly, for the performance of its services at an annual rate of 1% of the average net assets of the Fund. The fee will be accrued daily for the purpose of determining the offering and redemption price of the Fund's shares; it is higher than those paid by most investment companies.

Polestar management will give a one-tenth part of the net management fee paid to it to religious organizations (without regard to denomination) for missions, discipleships and the needs of the poor.

The Fund shall bear all of its expenses and all expenses of the Fund's organization, operation and business not specifically assumed or agreed to be paid by Polestar Management. Polestar Management will pay or provide for the payment of the cost of office space, office equipment and office services as are adequate for the Fund's needs; provide competent personnel to perform all of the Fund's executive, administrative and clerical functions not performed by Fund employees or agents; and authorize persons who are officers, directors and employees of Polestar Management who may be designated as directors, officers, and committee members to serve in such capacities at no cost to the Fund. Reference is made to the Statement of Additional Information for a detailed list of the expenses that will be borne by the Fund and by Polestar Management.

Sub-Investment Adviser
----------------------
Geewax Terker & Company ("Geewax Terker") 99 Starr Street, Phoenixville, PA 19460, is responsible for the investment and reinvestment of the Fund's assets. Mr. John J. Geewax, a general partner, is responsible for the day-to-day recommendations regarding the investment of the Fund's portfolio. Mr. Geewax has been awarded a Bachelor of Science Degree, a Masters Degree in Business
Administration and Doctorate in Philosophy (ABD) by the University of Pennsylvania. He has taught at the University of Pennsylvania's Wharton School. While teaching at the Wharton School, he, together with his partner, Mr. John Terker, developed the investment strategy presently utilized by Geewax Terker.

Geewax Terker will charge a sub-advisory fee calculated as follows: on Noah Fund average net assets up to $20 million - $1; on average net assets from $20 million to $50 million - .75%; on average net assets from $50 million to $100 million - .50% and on net assets of $100 million and above - .35%. The Noah Fund will have no responsibility for the payment of Geewax Terker's fees; the payment of any such fees will be the sole responsibility of Polestar Management Company.

                              BROKERAGE ALLOCATION

Quaker Securities, Inc. ("Quaker") a registered broker-dealer and member of the National Association of Securities Dealers, Inc., will arrange for the execution of portfolio transactions. In placing brokerage orders, Quaker will seek the best overall terms available. In assessing the best overall terms available for any transaction, Quaker shall consider all factors that it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any, both for the specific transaction and on a continuing basis. Quaker is authorized to pay to a broker or dealer who provides such brokerage services a commission for executing a portfolio transaction for the Fund which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if Quaker determines, in good faith, that such commission was reasonable in relation to the value of the brokerage services provided by such broker or dealer - viewed in terms of that particular transaction or in terms of the overall responsibilities of Quaker to the Fund. Brokerage transactions may also be allocated in recognition of sale of Fund shares.

                             FUND SERVICE PROVIDERS

The Fund could not function without the services provided by certain companies. Some of these services and the providers are listed below.

Custodian
---------
First Union National Bank, N.A. holds the investments and other assets that the Fund owns. The Custodian is responsible for receiving and paying for securities purchased, delivering against payment securities sold, receiving and collecting income from investments, making all payments covering expenses of the Fund, and performing other administrative duties, all as directed by persons authorized by the Fund. The Custodian does not exercise any supervisory function in such matters as the purchase and sale of portfolio securities, payment of dividends, or payment of expenses of the Fund. Portfolio securities of the Fund are maintained in the custody of the Custodian, and may be entered in the Federal Reserve Book Entry System, or the security depository system of The Depository Trust Company.

Transfer, Dividend Disbursing And Accounting Services Agent
-----------------------------------------------------------
Declaration Service Company provides transfer agency and dividend disbursing services for the Fund. This means that its job is to maintain, accurately, the account records of all shareholders in the Fund as well as to administer the distribution of income earned as a result of investing in the Fund. Declaration Service Company also provides accounting services to the Fund including portfolio accounting services, expense accrual and payment services, valuation and financial reporting services, tax accounting services and compliance control services.

                                  FEDERAL TAXES

As with any investment, you should consider the tax implications of an investment in the Fund. The following is only a short summary of the important tax considerations generally affecting the Fund and its shareholders. You should consult your tax adviser with specific reference to your own tax situation.

The Fund intends to qualify and maintain its qualification as a "regulated investment company" under the Internal Revenue Code (hereafter the "Code"), meaning that to the extent a fund's earnings are passed on to shareholders as required by the Code, the Fund itself is not required to pay federal income taxes on the earnings. Accordingly, the Fund will pay dividends and make such distributions as are necessary to maintain its qualification as a regulated investment company under the Code.

Before you purchase shares of The Noah Fund, you should consider the effect of both dividends and capital gain distributions that are expected to be declared or that have been declared but not yet paid. When the Fund makes these payments, its share price will be reduced by the amount of the payment, so that you will in effect have paid full price for the shares and then received a portion of your price back as a taxable dividend distribution.

The Fund will notify you annually as to the tax status of dividend and capital gains distributions paid by the Fund. Such dividends and capital gains may also be subject to state and local taxes.

You may realize a taxable gain or loss when redeeming shares of the Fund depending on the difference in the prices at which you purchased and sold the shares.

Because your state and local taxes may be different than the federal taxes described above, you should see your tax adviser regarding these taxes.

                               GENERAL INFORMATION

Total return for the Fund may be calculated on an average annual total return basis or an aggregate total return basis. Average annual total return reflects the average annual percentage change in value of an investment over the measuring period. Aggregate total return reflects the total percentage change in value of an investment over the measuring period. Both measures assume the reinvestment of dividends and distributions.

Total return of The Noah Fund may be compared to those of mutual funds with similar investment objectives and to bond, stock or other relevant indices or to rankings prepared by independent services or other financial or industry publications that monitor mutual fund performance.

                                DISTRIBUTION FEE

The Fund has adopted a distribution plan (the "Distribution Plan"), pursuant to which the Fund may incur distribution expenses of up to .25% per annum of the Fund's average daily net assets currently.

The Distribution Plan provides that the Fund may finance activities which are primarily intended to result in the sale of the Fund's shares, including but not limited to, advertising, printing of prospectuses and reports for other than existing shareholders, preparation and distribution of advertising materials and sales literature, and payments to dealers and shareholder servicing agents.

                              FINANCIAL HIGHLIGHTS

THE FINANCIAL HIGHLIGHTS TABLE IS INTENDED TO HELP YOU UNDERSTAND THE FUND'S FINANCIAL PERFORMANCE SINCE ITS INCEPTION ON MAY 17, 1996. CERTAIN INFORMATION REFLECTS FINANCIAL RESULTS FOR A SINGLE FUND SHARE. THE TOTAL RETURNS IN THE TABLE REPRESENT THE RATE THAT AN INVESTOR WOULD HAVE EARNED (OR LOST) ON AN INVESTMENT IN THE FUND (ASSUMING REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS). THIS INFORMATION HAS BEEN AUDITED BY SANVILLE & COMPANY, WHOSE REPORT, ALONG WITH THE FUND'S FINANCIAL STATEMENTS, ARE INCLUDED IN THE FUND'S ANNUAL REPORT, WHICH IS AVAILABLE WITHOUT CHARGE UPON REQUEST.

                                                                 May 17, 1996(1)
                                   Year Ended       Year Ended        through
                                   October 31,      October 31,     October 31,
                                      1998             1997            1996
                                    --------         --------        --------

NET ASSET VALUE-
BEGINNING OF PERIOD                 $  13.23         $  10.59        $  10.00

INVESTMENT OPERATIONS:
Net Investment Income                  (0.10)           (0.01)(2)        0.04
Net Realized and
Unrealized Gain on
Investments                             4.27             2.69            0.55
                                    --------         --------        --------
Totals from Investment
Operations                              4.17             2.68            0.59
                                    --------         --------        --------

DISTRIBUTIONS:
From Net
Investment Income                         --            (0.04)             --
From Net Realized
Capital Gains                          (0.09)              --              --
                                    --------         --------        --------
Total Distributions                    (0.09)              --              --
                                    --------         --------        --------

NET ASSET VALUE-
END OF PERIOD                       $  17.31         $  13.23        $  10.59
                                    ========         ========        ========

TOTAL RETURN                          31.52%           25.41%           5.90%(3)

RATIOS/SUPPLEMENTAL DATA
Net Assets, end of period
(in 000's)                          $ 52,590         $    961        $    466
Ratio of Expenses to
Average Net Assets(4,5)                1.75%            1.75%           1.42%
Ratio of Net Investment
Income to Average Net
Assets                               (0.86)%           (0.18)%          0.86%
Portfolio Turnover Rate               66.49%           27.07%          21.61%

(1)  Commencement of Operations
(2) Net Investment Loss is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(3)  Not annualized for the period May 17, 1996 through October 31, 1996.
(4)  Annualized for the period may 17, 1996 through October 31, 1997.
(5) Without expense waivers of $51,285, $94,353 and $47,931 for the periods ending October 31, 1998, 1997 and 1996 respectively, the ratio of expenses to average net assets would have been 4.73$, 16.08% and 49.81% and the ratio of net investment (loss) to average net assets would have been (3.85)%, (14.51)% and (47.52)%.

    See notes to financial statement contained in the Fund's Annual Report.

Additional information about the Fund is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

A Statement of Additional Information (the "SAI") regarding the Fund, dated March 1, 1999, has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this Prospectus. The SAI can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C.. Information on the Public Reference Room may be obtianed by calling the SEC at 1-800-SEC-0330. You can get a copy of the SAI, the annual report of the Fund and the semi-annual report of the Fund at no charge by writing or calling the Fund at the address or telephone number listed below. The SEC maintains a web site (www.sec.gov) that contains the Statement of Additional Information and other information regarding the Fund. Copies of all this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC at Washington, D.C., 20549-6009


                                  The Noah Fund
                         c/o Declaration Service Company
                           555 North Lane, Suite 6160
                             Conshohocken, PA 19428
                                 1-800-794-NOAH

                           Investment Company Act No.
                                    811-1061

                                  THE NOAH FUND
                 A Portfolio Of The Noah Investment Group, Inc.
                 ----------------------------------------------
                       STATEMENT OF ADDITIONAL INFORMATION
                 ----------------------------------------------

This Statement is not a prospectus but should be read in conjunction with the current Prospectus, dated March 1, 1998 of The Noah Fund. To obtain a copy of the Prospectus, please call 1-800-794-NOAH.

                              Dated: March 1, 1998

TABLE OF CONTENTS

Investment Objective and Policies .........................
Management of the Fund ....................................
Directors and Officers of the Fund ........................
Principal Holders of Securities ...........................
Investment Management Services ............................
Sub-Advisor ...............................................
Distribution Plan .........................................
Special Investor Services .................................
Purchase and Redemption of Shares .........................
Taxes, Dividends and Capital Gains ........................
Auditor ...................................................
Financial Statements ......................................
Additional Performance Information for the Fund ...........

                        INVESTMENT OBJECTIVE AND POLICIES

     The investment objective, investment policies, and the fundamental philosophical investment restriction of the Noah Fund ("Fund") are described on pages 6 through 9 of the Fund's Prospectus. The Fund is subject to the following additional fundamental investment restrictions. Fundamental investment restrictions may not be changed without a vote of a majority of the Fund's outstanding shares, as that term is defined in the Investment Company act of 1940.

The Fund will not:

     (a) with respect to 75% of its assets, invest more than 5% of the market value of its assets in the securities of any single issuer (other than obligations issued or guaranteed as to principal and interest by the U.S. Government or any agency or instrumentality thereof);

     (b) with respect to 75% of its assets, purchase more than 10% of any class of the outstanding securities of any issuer (other than obligations of the U.S. Government);

     (c) invest more than 5% of its assets in the securities of companies that (with predecessors) have a continuous operating history of less than three years;

     (d) invest 25% or more of its total assets in one or more issuers conducting their principal business activities in the same industry.

     (e) borrow money except from a bank and only for temporary or emergency `purposes, and then only in an amount not in excess of 10% of the lower of the market value or cost of its assets, in which case it may pledge, mortgage or hypothecate any of its assets as security for such borrowing, but not to an extent greater than 10% of the market value of its assets: the Fund will not purchase any securities while such borrowings exceed 5% of the Fund's assets;

     (f) underwrite the securities of other issuers;

     (g)  make  loans  except  by  purchasing   bonds,   debentures  or  similar
obligations which are either publicly distributed or customarily purchased by institutional investors;

     (h) invest in oil, gas or mineral leases or real estate except that the Fund may purchase the securities of companies engaged in the business of real estate including real estate investment trusts; or

     (i) invest in commodities or commodity contracts.

These investment limitations, described above, are considered at the time that Securities are purchased.

                             MANAGEMENT OF THE FUND

     The Fund's Directors are responsible for the Fund's management, and they have certain fiduciary duties and obligations to the Fund and its shareholders under the laws of the State of Maryland and applicable federal securities laws. The information provided below sets forth biographical information regarding each Director. Directors who are "interested persons" of the Fund, as that term is defined by Section 2(a)(10) of the Investment Company Act of 1940, are marked by an asterisk.

                       DIRECTORS AND OFFICERS OF THE FUND


William L. Van Alen, Jr., Esq.*     Mr.  Van  Alen is an  attorney  and has been
Director, President and             engaged in the private practice of law since
Treasurer                           1962.  He is  President  and Chairman of the
975 Delchester Road                 Board and a Director of Polestar  Management
Newtown Square, PA 19073            Company,  the Fund's investment  manager. He
Age 65                              is    also    President    of    Cornerstone
                                    Entertainment, Inc., a company engaged in the film and entertainment industry.

James L. Van Alen, II*              Mr.  Van  Alen,  is now and has  been  since
Director                            1981, employed  by the  stock brokerage firm
Indian River Farm                   Janney, Montgomery, Scott, Philadelphia, PA.
936 Plumstock Road
Newtown Square, PA 19073
Age 63

George R. Jensen, Jr.               Mr.  Jensen  is the  founder,  Chairman  and
Director                            Chief Executive Officer of USA Technologies,
3 Sugarknoll Road                   Inc.,  a  company  which  markets   business
Devon, PA 19333                     machines    activated   by   credit   cards.
Age 49                              Previously,  Mr. Jensen was the founder, and
                                    until  recently,  was the Chairman and Chief
                                    Executive    Officer   of   American    Film
                                    Technologies,   Inc.   (AFT).  He  had  been
                                    Chairman and a Director of AFT since its inception in 1985. AFT is a publicly owned company which dominates the industry in the colorization of black and white films. From
                                    1979 to 1985 Mr.  Jensen was  President  and
                                    Chief  Executive  Officer  of  International
                                    Film Productions, Inc.

Christina Jaumotte DeGalavis        Mrs.   DeGalavis   has  engaged  in  private
Director                            practice as a psychologist  for the past ten
Village of Golf                     years,  specializing in marital  counseling.
Del Ray, FL 33436                   She has  also  been  actively  engaged  in a
Age 50                              number of  socially   beneficial   programs.
                                    During  1992-93,  she served as President of
                                    the Girl Scouts of Venezuela. As an Official
                                    of the  Venezuelan  Ministry of Health,  she
                                    instituted   a  program   to   improve   the
                                    condition  of medical  institution  patients
                                    nationwide. She started the first center for
                                    the  treatment of addicted  young persons in
                                    Venezuela.  As Director of prison conditions
                                    in  Venezuela,  she  initiated  a program to
                                    improve the condition of prison  inmates and
                                    as  Special  Advisor/Assistant  to the First
                                    Lady of Venezuela, she coordinated a project
                                    for the operation of a "Head-Start" type day
                                    care  program  for  socially   disadvantaged
                                    children. She has also been active in the raising of funds for organizations devoted to caring for orphans and abandoned children both in Venezuela and in Austria.

Forrest H. Anthony                  Forrest H. Anthony, M.D., Ph.D. is currently
Director                            the  Director of Science and  Technology  at
1426 Fairview Road                  the University City Science  Center.  He was
Villanova, PA  19085                previously  Chief Executive  Officer at Avid
Age 48                              Corporation,   a  biotechnology  company  he
                                    founded  in  1986,  until  its  merger  with
                                    Triangle   Pharmaceuticals  Inc.  in  August
                                    1997. Dr. Anthony received a B.A. in Biology
                                    from  Dartmouth  College,  an M.D.  from the
                                    University   of  Oregon,   and  a  Ph.D.  in
                                    Biomedical  Engineering  from  University of
                                    Virginia.  He  previously  worked  in senior
                                    staff  positions at Johnson & Johnson and at
                                    Rorer  Group  Inc.,  and served  (until July
                                    1997)  on  the   Board  of   Directors   and
                                    Executive  Committee  of  the  Biotechnology
                                    Industry   Organization  (BIO),  a  national
                                    trade   association  for  the  biotechnology
                                    industry.

Roger J. Knake                      Formerly a Systems Analyst with E.I. duPont.
Director                            He is currently, and  has been  for the last
615 Mountain View Road              seven  years,  President and Chief Executive
Berwyn, PA 19312                    Officer,   XITEL,  Inc.,  a   communications
Age 57                              company  engaged  in   the  development  and
                                    marketing of electronic mail software.


----------------
*  INTERESTED PERSONS

     Mr. William L. Van Alen, Jr. is an interested person by virtue of being an officer and director of The Noah Investment Group, Inc. and an officer and director of Polestar Management Company. Mr. James L. Van Alen is a brother and member of the "immediate family" (as defined in Section 2(a)(10) of the Investment Company Act of 1940) of Mr. William L. Van Alen and is an affiliated person of a brokerage firm.

REMUNERATION OF DIRECTORS AND OFFICERS

     No Director or Officer of the Fund will receive any compensation for acting as such. In the future, the non-interested Fund Directors may receive a fee for each Board of Directors' meeting or Committee meeting attended, plus expenses.

                         PRINCIPAL HOLDERS OF SECURITIES


     At the close of business on December 31, 1998, the following persons were known by the Fund to be the beneficial owners of more than 5% of the Fund's outstanding Shares: Ms. Judy Van Alen, and Mr.George W. Cornell.

                         INVESTMENT MANAGEMENT SERVICES

     Polestar Management Company (hereafter sometimes "Polestar Management"), a Maryland corporation, has its principal office at 975 Delchester Road, Newtown Square, PA 19073. Polestar Management does not serve as investment adviser to any other investment company.

     The Management Agreement whereby Polestar Management provides management services to the Fund was last approved by a majority of The Noah Investment Group's Board of Directors including a majority of those Directors who are not "interested persons" at a meeting held on July 9, 1997 called for the purpose of voting on such Agreement. The Agreement will continue in effect until March 1, 1998 and thereafter for successive annual periods provided that such continuance is specifically approved at least annually by (a) The Noah Investment Group's Board of Directors, or (b) the vote of a majority of the Fund's outstanding voting shares; provided that, in either event, the continuance is also approved by a majority of those Directors who are not parties to the Agreement or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Management Agreement may be terminated at any time, without penalty, on sixty days' prior written notice, by the vote of a majority of the Fund's outstanding voting shares or by the vote of a majority of The Noah Investment Group's Board of Directors or by Polestar Management, and will terminate automatically in the event of its assignment.

     Mr. William L. Van Alen, Jr. is President, Treasurer and a director of Polestar Management. Mr. William L. Van Alen, Jr. and , and Ms. Judy Van Alen own, respectively, 90% and 10% of the outstanding voting securities of Polestar Management.

     Polestar Management furnishes, at no cost, the services of those of Polestar Management's officers who may be duly elected executive officers or directors of The Noah Investment Group.

     The Noah Investment Group, Inc. shall pay on behalf of and from the assets of the Fund the following costs and expenses: the cost of determining the net asset value of the Fund's shares, the costs incurred in connection with sales and redemptions of its shares and all of its other administrative and operational costs including, without limitation, transfer and dividend disbursing and other agency fees; custodian fees; rent; auditing and legal fees; fees for the preparation, printing and distribution of prospectuses, proxy statements, stockholder reports and notices; supplies and postage; federal and state registration and reporting fees; applicable taxes; the fees and expenses of non-interested Directors and interest and brokerage commissions and other fees and expenses of every kind not expressly assumed by Polestar Management.

                                   SUB-ADVISOR

     Geewax Terker & Company ("Geewax Terker") is a registered investment adviser. It serves as sub-advisor to the Fund pursuant to a Sub-Advisory Agreement dated January 9, 1998 ("Sub-Advisory Agreement") between Polestar Management and Geewax Terker. The Geewax Terker Sub-Advisory Agreement was approved by a majority of The Noah Investment Group's

Board of Directors including by a majority of The Noah Investment Group's non-interested Directors at a directors' meeting specifically called for the purpose of voting on the Agreement on December 11, 1997 and by the Fund's shareholders at the annual shareholders' meeting held on January 9, 1998.

     Geewax Terker has agreed to: (i) supervise and direct the investment of the Fund's assets in accordance with applicable law and the Fund's investment objectives, policies and restrictions, and subject to any further limitations The Noah Investment Group may impose, from time to time, by written notice to Polestar Management provided that Polestar Management shall have informed Geewax Terker, in writing, of such further limitations; (ii) formulate and implement a continuing investment program for managing the assets and resources of the Fund, which Geewax Terker shall amend and update, from time to time, to reflect changes in financial and economic conditions; (iii) make all determinations with respect to the investment of the Fund's assets and the purchase and sale of portfolio securities and shall take such steps as may be necessary to implement the same, including advising Polestar Management and the Board of Directors as to certain actions taken involving the Fund's portfolio securities that are not in the nature of investment decisions; (iv) furnish Polestar Management and the Board of Directors of The Noah Investment Group, periodically and as otherwise requested, with reports of Geewax Terker's economic outlook and investment strategy, as well as the Fund's portfolio activity and investment performance; and (v) select the broker-dealers and place orders for the execution of portfolio transactions for the Fund with such broker-dealers.

     Geewax Terker shall furnish The Noah Investment Group's Board of Directors with schedules of the securities in the Fund's portfolio on a quarterly basis. At the Board's request, and otherwise when Geewax Terker deems it appropriate, it will prepare and provide the Board with schedules of securities and statistical data regarding the activity and positions in the Fund's portfolio.

     The Fund will have no obligation to pay Geewax Terker's fees or the fees of any other sub-advisor rendering sub-advisory services to any Fund series. Polestar Management will be solely responsible for the payment of any such sub-advisory fees.

                                DISTRIBUTION PLAN

     The Noah Investment Group has adopted a distribution plan for the Fund (the "Distribution Plan"), pursuant to which the Fund may incur distribution expenses of up to .25% per annum of the Fund's average daily net assets.

     The Distribution Plan was approved by the Board of Directors of The Noah Investment Group, including by all of the Rule 12b-1 Directors ("Rule 12b-1 Directors") are those directors who are not "interested persons" of The Noah Investment Group and who have no direct or indirect financial interest in the Distribution Plan or any related agreement), by the vote of the Fund's shareholders at the annual shareholders' meeting held on January 9, 1998. The Distribution Plan has been approved for a term ending December 31, 1998, unless earlier terminated by a vote of a majority of the Rule 12b-1 Directors, or by vote of a majority of the Fund's outstanding shares.

     The Distribution Plan provides that the Fund may finance activities which are primarily intended to result in the sale of the Fund's shares, including but not limited to, advertising, printing and mailing of prospectuses and reports for other than existing shareholders, printing and distribution of sales literature, and the compensation of persons primarily engaged in the sale and marketing of the Fund's shares.

     In approving the Distribution Plan, in accordance with the requirements of Rule 12b-1 under the Investment Company Act of 1940, the Directors considered various factors and determined that there is a reasonable likelihood that the Distribution Plan will benefit the Fund and its shareholders.

     The Distribution Plan may not be amended to increase materially the amount to be spent by the Fund under the Distribution Plan without shareholder approval, and all material amendments to the provisions of the Distribution Plan must be approved by a vote of the Board of Directors, including a majority of the Rule 12b-1 Directors, cast at a meeting called for the purpose of such a vote. During the continuance of the Distribution Plan, the Board of Directors of The Noah Investment Group will receive quarterly, and in writing, the amounts and purposes of the distribution payments. Further, during the term of the Distribution Plan, the selection and nomination of those Directors who are not interested persons of The Noah Investment Group must be and has been committed to the discretion of the Rule 12b-1 Directors.

REDEMPTION IN KIND

     A Notification under Rule 18f-1 under the Investment Company Act has been filed on behalf of the Fund, pursuant to which it has undertaken to pay in cash all requests for redemption by any shareholder of record, limited in amount with respect to each shareholder during any 90-day period to the lesser amount of (i) $250,000, or (ii) 1% of the net asset value of the Fund at the beginning of such election period. It is intended to also pay redemption proceeds in excess of such lesser amount in cash, but the right is reserved to pay such excess amount in kind, if it is deemed to be in the best interests of the Fund to do so. In making a redemption in kind, the right is reserved to select from the portfolio holding a number of shares which will reflect the portfolio make-up and the value of which will approximate, as closely as possible, the value of the Fund shares being redeemed, or to select from one or more portfolio investments, shares equal in value to the total value of the Fund shares being redeemed: any shortfall will be made up in cash.

     Investors receiving an in-kind distribution are advised that they will likely incur a brokerage charge on the disposition of such securities through a broker. The values of portfolio securities distributed in kind will be the values used for the purpose of calculating the per share net asset value used in valuing the Fund shares tendered for redemption.

                            SPECIAL INVESTOR SERVICES

     A shareholder may make arrangements for an Automatic Investing Plan (i.e., automatic monthly payments from the shareholder's bank account) by calling the Fund at 1-800-794-NOAH and requesting an application. The Automatic Investing Plan may be changed or canceled at any time upon receipt by the Fund's Transfer Agent of written instructions or an amended application from the shareholder with signatures guaranteed.

     Since the Fund's shares are subject to fluctuations in both income and market value, an investor contemplating making periodic investments in shares of the Fund should consider his financial ability to continue such investments through periods of low price levels, and should understand that such a program cannot protect him against loss of value in a declining market.

INDIVIDUAL RETIREMENT ACCOUNTS (IRAS)

     In general, an IRA provides certain tax advantages for participants. Under an IRA plan, a participant's periodic contributions and all dividends and capital gains distributions will be invested in shares of the Fund.

     An individual may establish and make contributions of up to $2,000 per year to his or her own IRA or may roll over moneys from other tax qualified plans. An individual wishing to make an IRA investment, should consult with his or her own tax adviser before doing so. Investors may wish to call the Transfer Agent at 1-800-794-NOAH for information and instructions.

SYSTEMATIC WITHDRAWAL PLAN

     Investors owning Fund shares having a minimum value of $10,000 may adopt a systematic withdrawal plan. Withdrawal payments to the investor may be made on a monthly, quarterly, semi-annual or annual basis and must be in a minimum amount of $500.

     Shares are redeemed to make the requested payment on the day of the shareholder's choosing each month in which a withdrawal is to be made and payments are mailed within five business days following the redemption. The redemption of shares, in order to make payments under this plan, will reduce and may eventually exhaust the account. Each redemption of shares may result in a gain or loss, which the investor must report on his income tax return. Consequently, the investor should keep an accurate record of any gain or loss on each withdrawal.

                        PURCHASE AND REDEMPTION OF SHARES

     Information relating to the procedure for the purchase and redemption of the Fund's shares at net asset value is contained on pages 5 through 11 of the Fund's Prospectus.

     A description of the procedure for the determination of the net asset value of the Fund's shares is contained on page 7 of the Fund's Prospectus.

                                     AUDITOR

     Sanville & Company serves as the Fund's independent public accountants and will audit the Fund's financial statements.

                              FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1998

ASSETS:
     Investments, at market (identified cost $2,097,097)            $ 2,553,243
     Receivables:
          Dividends and interest                                          1,283
          Fund shares sold                                               21,056
          Reimbursement by manager                                       38,450
     Deferred organization costs                                          4,480
     Other assets                                                         1,509
                                                                    -----------
                Total assets                                          2,620,021
                                                                    -----------

LIABILITIES:
    Payables:
         Investment securities purchased                                 18,387
         Accrued expenses                                                11,229
                                                                    -----------
                Total liabilities                                        29,616
                                                                    -----------

NET ASSETS                                                          $ 2,590,405
                                                                    ===========

NET ASSETS CONSIST OF:
    Common stock                                                    $       150
    Additional capital paid - in                                      2,082,230
    Undistributed net investment income                                 (14,744)
    Accumulated realized loss on investments                             66,623
    Net unrealized gain on investments                                  456,146
                                                                    -----------

         Total Net Assets                                           $ 2,590,405
                                                                    ===========

Shares outstanding (500,000,000 shares of $0.001
    par value authorized)                                               149,661

Net Asset Value, offering and redemption price per share            $     17.31
                                                                    ===========

                       See notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                       YEAR ENDED    YEAR ENDED
                                                       OCTOBER 31,   OCTOBER 31,
                                                          1998           1997
                                                      -----------     ---------
OPERATIONS:
  Net investment income (loss)                        $   (14,744)    $  (1,195)
  Net realized gain on investments                         68,147         5,357
  Change in unrealized appreciation on investments        314,248       126,582
                                                      -----------     ---------
  Net increase in net assets from operations              367,651       130,744
                                                      -----------     ---------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                        --        (1,712)
  Net realized gains                                       (6,727)         (151)
                                                      -----------     ---------
  Total distributions                                      (6,727)       (1,863)
                                                      -----------     ---------

CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold                             1,662,691       438,766
  Proceeds from shares issued to holders
  In reinvestment of dividends                              6,727         1,662
  Cost of shares redeemed                                (401,653)      (73,472)
Net increase in net assets from Fund share
Transactions                                            1,267,765       366,956

TOTAL INCREASE IN NET ASSETS                            1,628,689       495,837
                                                      -----------     ---------
NET ASSETS:
  Beginning of period                                     961,716       465,879
                                                      -----------     ---------
  End of period                                       $ 2,590,405     $ 961,716
                                                      ===========     =========

See notes to the financial statements.

FINANCIAL HIGHLIGHTS

                                                                 May 17, 1996(1)
                                   Year Ended       Year Ended        through
                                   October 31,      October 31,     October 31,
                                      1998             1997            1996
                                    --------         --------        --------

NET ASSET VALUE-
BEGINNING OF PERIOD                 $  13.23       $  10.59        $  10.00

INVESTMENT OPERATIONS:
Net Investment Income                  (0.10)         (0.01)(2)        0.04
Net Realized and
Unrealized Gain on
Investments                             4.27           2.69            0.55
                                    --------       --------        --------
Totals from Investment
Operations                              4.17           2.68            0.59
                                    --------       --------        --------

DISTRIBUTIONS:
From Net
Investment Income                         --          (0.04)             --
From Net Realized
Capital Gains                          (0.09)            --              --
                                    --------       --------        --------
Total Distributions                    (0.09)            --              --
                                    --------       --------        --------

NET ASSET VALUE-
END OF PERIOD                       $  17.31       $  13.23        $  10.59
                                    ========       ========        ========

TOTAL RETURN                          31.52%         25.41%           5.90%(3)

RATIOS/SUPPLEMENTAL DATA
Net Assets, end of period
(in 000's)                          $ 52,590       $    961        $    466
Ratio of Expenses to
Average Net Assets(4,5)                1.75%          1.75%           1.42%
Ratio of Net Investment
Income to Average Net
Assets                               (0.86)%        (0.18)%           0.86%
Portfolio Turnover Rate               66.49%         27.07%          21.61%

(6)  Commencement of Operations
(7) Net Investment Loss is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(8)  Not annualized for the period May 17, 1996 through October 31, 1996.
(9)  Annualized for the period may 17, 1996 through October 31, 1997.
(10) Without expense waivers of $51,285, $94,353 and $47,931 for the periods ending October 31, 1998, 1997 and 1996 respectively, the ratio of expenses to average net assets would have been 4.73$, 16.08% and 49.81% and the ratio of net investment (loss) to average net assets would have been (3.85)%, (14.51)% and (47.52)%. See Notes to Financial Statements

THE NOAH FUND
SCHEDULE OF INVESTMENTS                                         OCTOBER 31, 1998
--------------------------------------------------------------------------------

                                                                         Value
                                                        Shares          (Note 2)
                                                        ------          --------
COMMON STOCK -- 96.89%

    ADVERTISING -- 0.45%
      Interpublic Group of Companies, Inc.                                11,700
                                                           200
                                                                      ----------
    BANKING --5.59%
      CitiGroup, Inc.                                                     65,800
                                                         1,400
      Comerica, Inc.                                                       6,450
                                                           100
      Fifth Third Bancorp                                                 26,500
                                                           400
      First Tennessee National Corp                                       12,675
                                                           400
      Mellon Bank Corp                                                     6,013
                                                           100
      National Commercial Bancorp                                         10,650
                                                           600
      Northern Trust Corp                                                 16,594
                                                           225
                                                                      ----------
                                                                         144,682
                                                                      ----------

    BUILDING CONSTRUCTION -- 0.31%
      Champion Enterprises                                                 7,950
                                                           400
                                                                      ----------
    BUSINESS SERVICES -- 2.68%
      Automatic Data Processing, Inc.                                     38,906
                                                           500
      Computer Sciences Corp*                                             10,550
                                                           200
      Paychex, Inc.                                                       19,900
                                                           400
                                                                      ----------
                                                                          69,356
                                                                      ----------
    CABLE TELEVISION SERVICES -- 1.24%
      Comcast Corp                                                        32,094
                                                           650
                                                                      ----------
    COMPUTER & OFFICE EQUIPMENT -- 11.77%
      Cisco Systems, Inc.*                                               106,628
                                                         1,692
      Compaq Computer Corp                                                12,650
                                                           400
      Dell Computer*                                                      62,344
                                                           950
      Intel Corp.                                                         84,728
                                                           950
      Pitney Bowes, Inc.                                                  38,544
                                                           700
                                                                      ----------
                                                                         304,894
                                                                      ----------
    CONSUMER PRODUCTS  --  4.33%
      Colgate Palmolive Co.                                               61,863
                                                           700
      Ecolab, Inc.                                                        11,950
                                                           400
      The Clorox Company                                                  38,238
                                                           350
                                                                      ----------
                                                                         112,051
                                                                      ----------
    FINANCIAL SERVICES -- 9.25%
      Associates First Capital Corp
                                                           300            21,150
      Capital One Financial Corp
                                                           250            25,438
      Fannie Mae                                                          63,731
                                                           900
      Federal Home Loan Mortgage Corp                                     69,000
                                                         1,200
      Finova Group                                                         9,750
                                                           200
      MBNA Corp                                                           30,797
                                                         1,350
      Providian Financial Corp                                            19,844
                                                           250
                                                                      ----------
                                                                         239,710
                                                                      ----------
    FOOD & BEVERAGE -- 3.60%
      Coca-Cola Co.                                                       74,388
                                                         1,100
      Sysco Corp*                                                         18,856
                                                           700
                                                                      ----------
                                                                          93,244
                                                                      ----------
    HUMAN RESOURCES -- 0.14%
      Romac International, Inc.*                                           3,500
                                                           200
                                                                      ----------
    INSURANCE  -- 3.39%
      General Re Corp                                                     87,875
                                                           400
                                                                      ----------
    INTERNET SERVICES -- 6.35%
      Amazon, Inc.*                                                       25,287
                                                           200
      America Online, Inc.                                                78,779
                                                           620
      Lycos, Inc.*                                                         8,125
                                                           200
      Yahoo, Inc.*                                                        52,338
                                                           400
                                                                      ----------
                                                                         164,529
                                                                      ----------
    MANUFACTURING -- 0.71%
      Danaher Corp                                                        11,981
                                                           300
      Illinois Tool Works
                                                           100             6,413
                                                                      ----------
                                                                          18,394
                                                                      ----------
    MEDICAL SERVICES -- 1.81%
      Cardinal Health, Inc                                                35,461
                                                           375
      HBO & Co.                                                            7,875
                                                           300
      Health Management Assoc.*                                            3,563
                                                           200
                                                                      ----------
                                                                          46,899
                                                                      ----------

    OFFICE SUPPLIES -- 2.41%
      Staples, Inc.*                                                      47,306
                                                         1,450
      Office Depot, Inc.*                                                 15,000
                                                           600
                                                                      ----------
                                                                          62,306
                                                                      ----------
    PHARMACEUTICALS -- 14.21%
      Abbott Labs
                                                         1,745            81,906
      Lilly (Eli) & Co.
                                                           500            40,469
      Merck & Co.
                                                           225            30,431
      Pfizer, Inc.
                                                         1,240           133,068
      Schering Plough Corp.
                                                           800            82,300
                                                                      ----------
                                                                         368,174
                                                                      ----------
    PRECISION INSTRUMENTS & MEDICAL SUPPLIES -- 1.41%
      Guidant Corp                                                        30,600
                                                           400
      Hillenbrand Industries                                               5,919
                                                           100
                                                                      ----------
                                                                          36,519
                                                                      ----------
    RETAIL STORES - 14.81%
      BJ's Wholesale Club, Inc.*                                          28,750
                                                           800
      Costco Companies, Inc.*                                             65,261
                                                         1,150
      CVS Corp                                                            25,127
                                                           550
      Dollar Tree Stores, Inc.*                                           23,137
                                                           600
      Gap, Inc.                                                           21,043
                                                           350
      Home Depot, Inc.                                                    60,900
                                                         1,400
      Kroger Company*                                                     27,750
                                                           500
      Safeway, Inc.*                                                      33,468
                                                           700
      Wal Mart Stores, Inc.                                               98,325
                                                         1,425
                                                                      ----------
                                                                         383,761
                                                                      ----------
    SOFTWARE -- 4.08%
      Microsoft Corp                                                     105,874
                                                         1,000
                                                                      ----------
    TELECOMMUNICATIONS --8.35%
      Airtouch Communications*                                            22,400
                                                           400
      Lucent Technologies                                                 76,178
                                                           950
      MCI Worldcom, Inc.*                                                 55,250
                                                         1,000
      SBC Communications                                                  62,522
                                                         1,350
                                                                      ----------
                                                                         216,350
                                                                      ----------

              TOTAL COMMON STOCK (COST $2,053,716)                     2,509,862
                                                                      ----------

MISCELLANEOUS ASSETS -- 1.67%
      CoreFund (Cost $43,381)                                             43,381
                                                        43,381
                                                                      ----------

Total Investments (Cost $2,097,097) -- 98.56%                         $2,553,243
                                                                      ----------

Other Assets and Liabilities -- 1.44%                                     37,162
                                                                      ----------

TOTAL NET ASSETS -- 100.00%                                           $2,590,405
                                                                      ==========

NOTES TO THE FINANCIAL STATEMENTS
OCTOBER 31, 1997

THE NOAH FUND
--------------------------------------------------------------------------------

NOTES TO THE FINANCIAL STATEMENTS
October 31, 1998

1.       ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     The Noah Investment Group, Inc. (the "Company") was incorporated under the laws of the state of Maryland on December 16, 1992, and consists solely of The Noah Fund (the "Fund"). The Company is registered as a no-load, open-end
diversified   management  investment  company  of  the  series  type  under  the
Investment Company Act of 1940 (the "1940 Act"). The primary investment objective of the Fund is to seek capital appreciation consistent with the preservation of capital, as adjusted for inflation, and current income. The Fund will not invest in and may not acquire the securities of businesses that are engaged, directly or through subsidiaries, in the alcoholic beverage, tobacco, pornographic and gambling industries or companies in the business of aborting life before birth. The Fund became effective with the Securities and Exchange Commission ("SEC") on May 10, 1996 and commenced operations on May 17, 1996.

     The costs incurred in connection with the organization, initial registration and public offering of shares, aggregating $17,797, have been paid by the Manager and will be reimbursed by the Fund. These costs are being amortized over the period of benefit, but not to exceed sixty months from the Fund's commencement of operations. The proceeds of any redemption of the initial shares (seed money) by the original stockholder or any transferee will be reduced by a pro-rata portion of any then unamortized organizational expenses in the same proportion as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of such redemption. On December 12, 1996, one of the original stockholders redeemed his shares which consisted of 50 percent of the seed money. This stockholder's proceeds were reduced by 50 percent of the unamortized deferred organization asset ($15,756 at that time). The unamortized deferred organization asset was reduced to $7,878 after the adjustment. The adjusted balance will be amortized over the remaining amortization period, not to exceed sixty months from the Fund's commencement of operations.

     The following is a summary of significant accounting policies consistently followed by the Fund.

a) Investment Valuation --- Common stocks and other equity-type securities listed on a securities exchange are valued at the last quoted sales price on the day of the valuation. Price information on listed stocks is taken from the exchange where the security is primarily traded. Securities that are listed on an exchange but which are not traded on the valuation date are valued at the most recent bid prices. Unlisted securities for which market quotations are readily available at the latest quoted bid price. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by the Investment Manager under the supervision of the Board of Directors. Short-term instruments (those with remaining maturities of 60 days or less) are valued at amortized cost, which approximates market.

b) Federal Income Taxes --- No provision for federal income taxes has been made since the Fund has complied to date with the provisions of the Internal Revenue Code applicable to regulated investment companies and intends to so comply in the future and to distribute substantially all of its net investment income and realized capital gains in order to relieve the Fund from all federal income taxes.

c) Distributions to Shareholders --- Dividends from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually. Income and capital gain distributions are determined in accordance with income tax regulations that may differ from generally accepted accounting principles. The Fund's primary financial reporting and tax difference relates to the differing treatment for the amortization of deferred organization expenses. Permanent financial reporting and tax differences are reclassified to additional capital paid-in.

d) Use of Estimates --- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

e) Other --- Investment and shareholder transactions are recorded on trade date. The Fund determines the gain or loss realized from the investment transactions utilizing an identified cost basis. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund, and interest income is recognized on an accrual basis.

2.   CAPITAL SHARE TRANSACTIONS

     Transactions in shares of the Fund were as follows:

                                                  Year Ended      Year Ended
                                                  October 31,     October 31,
                                                     1998            1997
                                                   --------        -------
     Shares sold                                    102,577         35,309
     Shares issued to holders in
        reinvestment of dividends                       472            152

     Shares redeemed                                (26,084)        (6,765)
                                                   --------        -------
     Net Increase                                    76,965         28,696
                                                   ========        =======

3.   INVESTMENT TRANSACTIONS

     The aggregate purchases and sales of investments, excluding short-term investments, by the Fund for the year ended October 31, 1998, were as follows:

     Purchases:
        U.S. Government                    $        0
        Other                               2,316,502
     Sales:
        U.S. Government                             0
        Other                               1,100,353

     At October 31, 1998, gross unrealized appreciation and depreciation of investments for tax purposes were as follows:

     Appreciation                           $ 519,687
     (Depreciation)                           (63,541)
     Net appreciation on investments        $ 456,146
                                            ---------

     At October 31, 1998, the cost of investments for federal income tax purposes was $2,098,625.

4.   AGREEMENTS

     The Fund has entered into a Management Agreement with Polestar Management Company ("Polestar Management"). Pursuant to its Management Agreement with the Fund, the Manager is entitled to receive a fee, calculated daily and payable monthly, at the annual rate of 1.00% as applied to the Fund's daily net assets.

     The Manager voluntarily agrees to reimburse its management fee and other expenses to the extent that total operating expenses (exclusive of interest, taxes, brokerage commissions and other costs incurred in connection with the purchase or sale of portfolio securities, and extraordinary items) exceed the annual rate of 1.75% of the net assets of the Fund, computed on a daily basis. This voluntary reimbursement may be terminated upon approval of the Board of Directors.

     Polestar Management has obtained Geewax, Terker & Company to serve as the Fund's sub-investment adviser.

     Effective January 1, 1998, Declaration Service Company was engaged as transfer agent, administrator and accounting services agent for the Fund. Declaration Distributors, Inc. will act as underwriter/distributor of the Fund.

     First Union National Bank, a publicly held bank holding company, serves as custodian for the Fund.

5.   RELATED PARTY TRANSACTIONS

     Martin V. Miller, Esq., an Officer of the Fund, furnishes legal services to the Fund. For the year ended October 31, 1998, the Fund incurred $12,104 for such services.

                              SANVILLE AND COMPANY

                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS


To the Shareholders and Board of Directors of The Noah Investment Group, Inc.:

We have audited the accompanying statement of assets and liabilities of The Noah Fund (the "Fund") a portfolio of The Noah Investment Group, Inc., (a Maryland Corporation), including the schedule of investments, as of October 31, 1998, the related statement of operations for the year then ended, and the statements of changes in net assets for the year then ended. These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Noah Fund as of October 31, 1998, and the results of its operations, the changes in its net assets and its financial highlights for the year then ended, in conformity with generally accepted accounting principles.


                                       /s/ SANVILLE & COM,PANY
                                           CERTIFIED PUBLIC ACCOUNTANTS

Abbington, Pennsylvania
December 13, 1998

                 ADDITIONAL PERFORMANCE INFORMATION FOR THE FUND

     Total investment return is one recognized method of measuring mutual fund investment performance. The Fund's average annual total return is the rate of growth of the Fund that would be necessary to achieve the ending value of an investment kept in the Fund for the period specified. This method of calculating total return is based on the following assumptions: (1) all dividends and distributions by the Fund are reinvested in shares of the Fund at net asset value; and (2) all recurring fees are included for applicable periods.

     The performance of the Fund may be compared with the S&P 500 Index, an unmanaged index of 500 industrial, transportation, utility, and financial companies, widely regarded as representative of the equity market in general, but which does not ordinarily include all companies in which the Fund may invest and the NASDAQ Composite Index, an unmanaged index of the price of all domestic companies' common stocks quoted on the NASDAQ system, which may include companies in which the Fund invests. Unlike the returns of the Fund, the returns of the indices do not include the effect of paying the brokerage and other transaction costs that investors normally incur when investing directly in the stocks in those indices. The Fund's performance reflects actual investment experience, net of all operating expenses, which are paid from the Fund's gross investment income.

     From time to time, in reports and promotional literature the Fund's total return performance may be compared to: (1) the Dow Jones Industrial Average so that you may compare that Fund's results with those of a group of unmanaged securities widely regarded by investors as representative of the U.S. stock market in general; (2) other groups of mutual funds tracked by: (A) Lipper Analytical Services, Inc.; Value Line Mutual Fund Survey, and Morningstar Mutual Funds, each of which is a widely-used independent research firm which ranks mutual funds by, among other things, overall performance, investment objectives, and asset size; (B) Forbes Magazine's Annual Mutual Funds Survey and Mutual Fund Honor Roll; or (C) other financial or business publications, such as The Wall Street Journal, Investors Business Daily, New York Times, Money Magazine, and Barron's, which provide similar information; (3) indices of stocks comparable to those in which the Fund invests; (4) the Consumer Price Index (measure for inflation) may be used to assess the real rate of return from an investment in the Fund; and (5) other government statistics such as GNP, may be used to illustrate investment attributes of the Fund or the general economic, business, investment, or financial environment in which the Fund operates.

     In addition, the performance of the Fund may be compared to the Russell 2000 Index, the Wilshire 5000 Equity Index, and returns quoted by Ibbotson Associates. The Russell 2000 Index is a capitalization weighted index which measures total return (and includes in such calculation dividend income and price appreciation). The Russell 2000 is generally regarded as a measure of small capitalization performance. The Wilshire 5000 Equity Index is a broad measure of market performance and represents the total dollar value of all common stocks in the United States for which daily pricing information is available. This index is capitalization weighted and measures total return. The small company stock returns quoted by Ibbotson Associates are based upon the smallest quintile of the NYSE, as well as similar capitalization stocks on the American Stock Exchange and NASDAQ. This data base is also unmanaged and capitalization weighted.

     The total returns for all indices used show the changes in prices for the stocks in each index. The performance data for the S&P 500 Index, the Russell 2000 Index, the Wilshire 5000 Equity Index and Ibbotson Associates also assumes reinvestment of all dividends paid by the stocks in each data base, while the NASDAQ Corporate Index does not assume the reinvestment of all dividends and capital gains. Tax consequences are not included in such illustration, nor are brokerage or other fees or expenses of investing reflected.

SHAREHOLDER MEETINGS

     Shareholder meetings will not be held unless required by Federal or State law. However, the directors of The Noah Investment Group, Inc. will promptly call a meeting of shareholders for the purpose of acting upon questions of removal of a director or directors, when requested in writing to do so by the record holders of not less than 10% of the outstanding shares.

                                     PART C
                                     ------

                                OTHER INFORMATION

Item 23.  Financial Statements and Exhibits
          ---------------------------------

(a) Articles of incorporation -- (Included with Pre-effective Amendment No. 2 filed on April 16, 1996)
(b)  By-Laws -- (Included with Pre-effective  Amendment No. 2 filed on April 16,
     1996)
(c) Instruments defining rights of Shareholders -- None, See Articles of Incorporation
(d)  Investment  Advisory  Contracts  --  (Management   Contract  with  Polestar
     management and sub-advisory contract with Geewax, Terker incorporated by reference from PEA # 2 filed on December 31, 1997)
(e)  Underwriting  Contracts  --  (Included  with PEA # 2 filed on December  31,
     1997)
(f)  Bonus or Profit Sharing Contracts -- None
(g)  Custodian Agreements -- (Included with PEA # 2 filed on December 31, 1997)
(h)  Other  Material  Contracts --  (Included with PEA # 2 filed on December 31,
     1997)
(i)  Legal Opinion -- (Included with PEA # 2 filed on December 31, 1997)
(j)  Other opinions -- (Included in Part B under Financial Statements.)
(k)  Omitted Financial statements -- None
(l)  Initial Capital Agreements -- not Applicable
(m) Rule 12b-1 Plan -- (included with Pre-effective Amendment No. 1 filed on September 20, 1995)
(n)  Financial Data Schedule -- attached as Exhibit 23(n)
(o) Rule 18f-3 Plan -- (Included with Pre-effective Amendment No. 2 filed on April 16, 1996)

Item 24.  Persons Controlled by or Under Common Control With Registrant
          -------------------------------------------------------------

          See Caption "Principal Holders of Securities" in the Statement of Additional Information

Item 25.  Indemnification
          ---------------

          (a) General. The Articles of Amendment and Restatement of Charter (the "Articles") of the Corporation provide that to the fullest extent permitted by Maryland and federal statutory and decisional law, as amended or interpreted, no director or officer of this Corporation shall be personally liable to the Corporation or the holders of Shares for money damages for breach of fiduciary duty as a director and each director and officer shall be indemnified by the Corporation; provided, however, that nothing herein shall be deemed to protect any director or officer of the Corporation against any liability to the Corporation or the holders of Shares to which such director or officer would otherwise be subject by reason of breach of the director's or officer's duty of loyalty to the Corporation or its stockholders, for acts or omissions not in good faith or which involved intentional misconduct or a knowing violation of law or for any transaction from which the director derived any improper personal benefit.
               The By-Laws of the Corporation provide that the Corporation shall indemnify any individual who is a present or former director or officer of the Corporation and who, by reason of his or her position was, is or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (hereinafter collectively referred to as a "Proceeding") against judgments, penalties, fines, settlements and reasonable expenses actually incurred by such director or officer in connection with such Proceeding, to the fullest extent that such indemnification may be lawful under Maryland law.

          (b) Disabling Conduct. The By-Laws provide that nothing therein shall be deemed to protect any director or officer against any liability to the Corporation or its shareholders to which such director or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office (such conduct hereinafter referred to as "Disabling Conduct").

               The By-Laws provide that no indemnification of a director or officer may be made unless: (1) there is a final decision on the merits by a court or other body before whom the Proceeding was brought that the director or officer to be indemnified was not liable by reason of Disabling Conduct; or (2) in the absence of such a decision, there is a reasonable determination, based upon a review of the facts, that the director or officer to be indemnified was not liable by reason of Disabling Conduct, which determination shall be made by: (i) the vote of a majority of a quorum of directors who are neither "interested persons" of the Corporation as defined in Section 2(a)(19) of the Investment Company Act of 1940, nor parties to the Proceeding; or (ii) an independent legal counsel in a written opinion.

          (c) Standard of Conduct. Under Maryland law, the Corporation may not indemnify any director if it is proved that: (1) the act or omission of the director was material to the cause of action adjudicated in the Proceeding and (i) was committed in bad faith or (ii) was the result of active and deliberate dishonesty; or
               (2) the director actually received an improper personal benefit; or (3) in the case of a criminal proceeding, the director had reasonable  cause  to  believe  that  the  act  or  omission  was unlawful. No indemnification may be made under Maryland law unless authorized for a specific proceeding after a determination has been made, in accordance with Maryland law, that indemnification is permissible in the circumstances because the requisite standard of conduct has been met.

          (d) Required Indemnification. Maryland law requires that a director or officer who is successful, on the merits or otherwise, in the defense of any Proceeding shall be indemnified against reasonable expenses incurred by the director or officer in connection with the Proceeding. In addition, under Maryland law, a court of appropriate jurisdiction may order indemnification under certain circumstances.

          (e) Advance Payment. The By-Laws provide that the Corporation may pay any reasonable expenses so incurred by any director or officer in defending a Proceeding in advance of the final disposition thereof to the fullest extent permissible under Maryland law. In accordance with the By-Laws, such advance payment of expenses shall be made only upon the undertaking by such director or officer to repay the advance unless it is ultimately determined that such director or officer is entitled to indemnification, and only if one of the following conditions is met: (1) the director or officer to be indemnified provides a security for his undertaking; (2) the Corporation shall be insured against losses arising by reason of any lawful advances; or (3) there is a determination, based on a review of readily available facts, that there is reason to believe that the director or officer to be indemnified ultimately will be entitled to indemnification, which determination shall be made by: (i) a majority of a quorum of directors who are neither "interested persons" of the Corporation, as defined in Section 2(a)(19) of the Investment Company Act of 1940, nor parties to the Proceeding; or (ii) an independent legal counsel in a written opinion.

          (f) Insurance. The By-Laws provide that, to the fullest extent permitted by Maryland law and Section 17(h) of the Investment Company Act of 1940, the Corporation may purchase and maintain insurance on behalf of any officer or director of the Corporation, against any liability asserted against him or her and incurred by him or her in and arising out of his or her position, whether or not the Corporation would have the power to indemnify him or her against such liability.

Item 26.  Business and Other Connections of Investment Adviser
          ----------------------------------------------------

          None

Item 27.  Principal Underwriter
          ---------------------

          The Fund does not have a principal underwriter

Item 28.  Location of Accounts and Records
          --------------------------------

          The books and records of the Fund, other than the accounting and transfer agency (including dividend disbursing) records, are maintained by the Fund at 975 Delchester Road, Newtown Square, PA 19073; the Fund's accounting and transfer agency records are maintained at Declaration Services Company, 555 North Lane, Suite 6160, Conshocken, PA 19428.

Item 29.  Management Services
          -------------------

          There are no management service contracts not described in Part A or Part B of Form N-1A.

Item 30.  Undertakings
          ------------

          Not Applicable

SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 3 to its Registration Statement to be signed on its behalf by the undersigned, hereunto duly authorized in Newtown Square, Commonwealth of Pennsylvania, on the 31st day of December, 1998.

                                        THE NOAH INVESTMENT GROUP, INC.

                                        /s/ William L. Van Alen, Jr.
                                   By:  ____________________________
                                        President


     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Registration Statement has been signed below by the following persons in the capacities and on the date indicated:


NAME                                TITLE                DATE



/s/ William L. Van Alen, Jr.                             December 31, 1998
_________________________________   Director,            _________________
    WILLIAM L. VAN ALEN, JR.        President and
                                    Treasurer

/s/ Forrest H. Anthony                                   December 31, 1998
_________________________________   Director             _________________
    FORREST H. ANTHONY


/s/ James L. Van Alen, II                                December 31, 1998
_________________________________   Director             _________________
    JAMES L. VAN ALEN, II



_________________________________   Director             _________________
    CHRISTINA JAUMOTTE DE GALAVIS

/s/ Roger J. Knake                                       December 31, 1998
____________________________        Director             _________________
    ROGER J. KNAKE

/s/ George R. Jensen, Jr.                                December 31, 1998
____________________________        Director             _________________
    GEORGE R. JENSEN, JR.